SEGMENT REPORTING	6 Months Ended
Mar. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

The Company, its subsidiaries, the VIE and VIE’s subsidiaries mainly manufactures and distributes active pharmaceutical ingredients and TCMD products as well as other by-products in China, AI solutions and insurance business. Currently no revenue is derived from international markets. The following table presents segment information for the six months ended March 31, 2025, 2024 and 2023, respectively:

	For the six months ended March 31, 2025
	Diversified
	Pharmaceutical
	and Allied		Insurance
	Products*	AI Solutions	Business	Total
Revenue	$9,631,184	$1,104,733	$3,575,497	$14,311,414
Cost of revenue	8,283,104	772,807	2,744,070	11,799,981
Gross profit	$1,348,080	$331,926	$831,427	$2,511,433
Depreciation and amortization	$200,236	$146,125	$95,729	$442,090
Capital expenditures	$1,035,722	$130,835	$—	$1,166,557
*

Due to the acquisition of THE Company, the revenue has been reclassified into three categories. Among them, diversified pharmaceutical and allied products includes the former oxytetracycline & licorice products and TCMD, fertilizer, and heparin products and sausage casing.

	For the six months ended March 31, 2024
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$10,755,535	$159,199	$1,647,865	$12,562,599
Cost of revenue	9,501,675	104,591	1,542,311	11,148,577
Gross profit	$1,253,860	$54,608	$105,554	$1,414,022
Depreciation and amortization	$444,832	$22,857	$87,083	$554,772
Capital expenditures	$685,827	$23,771	$76,949	$786,547

	For six months ended March 31, 2023
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$18,521,112	$752,672	$9,889,832	$29,163,616
Cost of revenue	16,622,793	365,813	9,880,264	26,868,870
Gross profit	$1,898,319	$386,859	$9,568	$2,294,746
Depreciation and amortization	$452,036	$22,123	$97,282	$571,441
Capital expenditures	$2,570,090	$28,098	$3,933	$2,602,121

	March 31,	September 30,
	2025	2024
Total Assets
Diversified Pharmaceutical and Allied Products	$154,006,779	$53,003,728
AI Solutions	$22,499,030	$—
Insurance Business	$30,887,640	$—
Total	$207,393,449	$53,003,728